PRUDENTIAL WORLD FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102-4077

January 10, 2011

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Prudential World Fund, Inc.:

Post-Effective Amendment No. 56 to the Registration Statement
under the Securities Act of 1933 (No. 2-89725) and
Amendment No. 57 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-3981)

Dear Sir or Madam:

On behalf of the Prudential World Fund, Inc. (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 56 to the Registration Statement under the 1933 Act and Amendment No. 57 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new, third series to the RIC. The new series is Prudential Emerging Markets Debt Local Currency Fund (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectus (“Current Prospectus”) or current statement of additional information (“Current SAI”), each dated December 23, 2010, which pertain to the RIC’s two other series, which are named Prudential International Equity Fund and Prudential International Value Fund.

The RIC intends to file a subsequent post-effective amendment on or before March 30, 2011 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith. We expect to amend the Current Prospectus and Current SAI in December 2011 and the amendment to the Current Prospectus and SAI will include the Amendment relating to the Fund, as well as general, non-material updating and financial information relating to the other series of the RIC.

     The investment objective of the Fund will be to seek total return through a combination of current income and capital appreciation. The Fund will seek to achieve its investment objective by investing at least 80% of its investable assets in currencies of, and fixed income instruments denominated in local currencies of, emerging market countries. The Fund anticipates investing in derivatives, such as forward contracts, options, futures contracts or swap agreements, denominated in any currency. Such investments will be included under the 80% of assets policy noted above so long as the underlying asset of such derivative is a currency or fixed income instrument denominated in the currency of an emerging market country. The Fund generally considers emerging market countries to be countries that are on the World Bank’s list of low or middle income countries as well as any other country that the investment subadviser believes has an emerging economy or market.Emerging market countries are expected to include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Romania, Russia, Singapore, Slovakia, South Africa, South Korea, Taiwan, Thailand, and Turkey.The Fund’s fixed income instruments may include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund may hedge its exposure to non-U.S. currencies, although it is not required to do so. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI. Additionally, we note that the staff recently reviewed the following registration statements, which are collectively referred to herein as the “Prior Registration Statements”:

•	post-effective amendment No. 53 to the registration statement of the RIC, which went effective on December 30, 2009 (the “Prior RIC Registration Statement”); and

•	post-effective amendment No. 26 to the registration statement of Prudential Total Return Bond Fund, which went effective on December 23, 2010.

The following sections of Fund’s prospectus contained in the Amendment includes disclosure that is substantially similar the disclosure contained in the Prior Registration Statements (except as noted):

•

“Summary Section – Fees and Expenses, Example, The Fund’s Past Performance, Buying and Selling Fund Shares, Tax Information and Financial Intermediary Compensation” are substantially similar to the Prior RIC Registration Statement (except with respect to fund specific fee information or other calculations);

•

“Other Investments and Strategies” and “Investment Risks” are substantially similar to the Prior Registration Statements (except with respect to information relating to the Fund’s investments in currencies and emerging market countries);

•	“How the Fund is Managed” is substantially similar to the Prior Registration Statements except with respect to the name of the portfolio managers;

•

“Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Prior Registration Statements; and

•	“Financial Highlights” are substantially similar to the “Prior RIC Filing” as they relate to a new fund.

The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in Prior Registration Statements except as such disclosure relates to the Fund’s concentration policy.

The Amendment contains all applicable Staff comments to the Prior Registration Statements noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “limited review” as deemed necessary by the Staff.

The Amendment will go effective on March 30, 2011 and we would appreciate receiving the Staff’s comments, if any, on or about February 25, 2011.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

                                   Very truly yours,

                                   /s/ Claudia DiGiacomo
                                   Claudia DiGiacomo
                                   Assistant Secretary